Nature of Business and Liquidity	12 Months Ended
Dec. 31, 2020
Disclosure Of Nature Of Business And Going Concern [Abstract]
Nature of Business and Liquidity [Text Block]
1.	Nature of Business and Liquidity

PolyMet Mining Corp. was incorporated in British Columbia, Canada on March 4, 1981 under the name Fleck Resources Ltd. and changed its name to PolyMet Mining Corp. on June 10, 1998.  Through its 100%-owned subsidiary, Poly Met Mining, Inc. (“PolyMet US” and, together with PolyMet Mining Corp., “PolyMet” or the “Company”), the Company is engaged in the exploration and development of natural resource properties.

The Company's shares are listed on the TSX and NYSE American.  Glencore AG, a wholly owned subsidiary of Glencore plc (together "Glencore"), has a majority shareholder relationship with the Company as a result of Glencore's ownership of 71.5% of the Company's issued shares.

The Company’s primary mineral property is the NorthMet Project (“NorthMet” or “Project”), a polymetallic project in northeastern Minnesota, United States of America, which comprises the NorthMet copper-nickel-precious metals ore body and the Erie Plant, a processing facility located approximately six miles from the ore body.

PolyMet received its Permit to Mine from the State of Minnesota on November 1, 2018, a crucial permit for construction and operation of the Project. The Minnesota Department of Natural Resources ("MDNR") also issued all other permits for which the Company had applied including dam safety, water appropriations, endangered and threatened species takings, and public waters work permits, along with Wetlands Conservation Act approval. In addition, PolyMet received air and water permits from the Minnesota Pollution Control Agency ("MPCA") on December 18, 2018. Further, PolyMet received the federal Record of Decision and Section 404 Wetlands Permit from the U.S. Army Corps of Engineers on March 21, 2019, which was the last key permit or approval needed to construct and operate the Project.

Legal challenges were filed in the Minnesota Court of Appeals contesting various aspects of the MDNR and MPCA decisions.  During the first quarter of 2020, the Court of Appeals remanded the Permit to Mine and dam safety permits to the MDNR for a contested case hearing and the air permit to the MPCA with instructions to provide additional information. The Company, MDNR, and MPCA petitioned the Minnesota Supreme Court to review these decisions.  Oral arguments were heard in October 2020 on the Permit to Mine and dam safety permits and in November 2020 on the air permit.  In February 2021, the Minnesota Supreme Court overturned a decision by the Court of Appeals that had remanded the air permit back to the MPCA.  The Supreme Court returned the case to the Court of Appeals to resolve items not specifically addressed in the Court of Appeals' original decision.  PolyMet cannot act on these permits until the litigation is resolved of which the timing is uncertain.

The realization of the Company’s investment in NorthMet and other assets is dependent upon various factors, including the existence of economically recoverable mineral reserves, the ability to obtain and maintain permits necessary to construct and operate NorthMet, the ability to obtain financing necessary to complete the development of NorthMet, and to conduct future profitable operations or alternatively, disposal of the investment on an advantageous basis.

Given the ongoing development of the Project, the Company has experienced recurring losses from operations and net cash outflows for operating and investing activities, which are expected to continue until the Project is constructed and operational.  As at December 31, 2020, the Company had cash of $3.554 million, a working capital deficiency of $15.241 million and an agreement with Glencore to issue unsecured convertible debentures to Glencore in four tranches with a total minimum principal amount of $20.0 million and total maximum principal amount of $30.0 million, the amount of each tranche to be determined jointly by the Company and Glencore. As of December 31, 2020, the Company had issued $23.0 million of convertible debentures to Glencore under this agreement.  The final tranche of $7.0 million was issued subsequent to year end on January 28, 2021 (see Note 8).

The Company believes it is probable it will continue to receive funding from Glencore or other financing sources, including funding from the issuance of unsecured convertible debentures, allowing the Company to satisfy future financial obligations, complete development of the Project and to conduct future profitable operations. Management's belief is based upon the underlying value of the Project, progress on obtaining and maintaining permits, ongoing discussions with potential financiers and the majority shareholder relationship with Glencore.  Glencore has committed to provide financial support to enable the Company to continue its business operations for the next twelve months from the date of the consolidated financial statements.

In late December 2019, a novel coronavirus ("COVID-19") was identified and subsequently spread worldwide.  On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic creating an unprecedented global health and economic crisis.  COVID-19's impact on global markets has been significant.  The duration and magnitude of COVID-19's effects on the economy, movement of goods and services, the copper market, and on the Company's financial and operational performance remains uncertain at this time.  As of the date of these statements, there has not been any direct impact on the Company's operations as a result of COVID-19.

The Company will continue to closely monitor the potential impact of COVID-19 on its business.  Should the duration, spread or intensity of the COVID-19 pandemic deteriorate in the future, there could be a potentially material and negative impact on the Company's business, including the market for its securities, the ability to raise capital, and the valuation of its non-financial assets including mineral property, plant and equipment and intangibles due to sustained decreases in metal prices.  Impacts from COVID-19 could also include a temporary cessation of operations due to a localized outbreak amongst Company personnel or in the Company's supply chain.